Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Wholesale/US Nutrition	Sep. 30, 2012 Wholesale/US Nutrition	Sep. 30, 2013 European Retail	Sep. 30, 2012 European Retail	Sep. 30, 2013 Direct Response / E-Commerce	Sep. 30, 2012 Direct Response / E-Commerce	Sep. 30, 2011 Direct Response / E-Commerce	Sep. 30, 2013 North American Retail	Sep. 30, 2012 North American Retail	Sep. 30, 2011 North American Retail
Changes in goodwill
Balance at the beginning of the period	$ 1,220,315	$ 1,212,199	$ 613,561	$ 608,974	$ 316,025	$ 312,496	$ 264,985	$ 264,985	$ 264,985	$ 25,744	$ 25,744	$ 25,744
Acquisitions	39,647		35,500		4,147
Foreign currency translation	840	8,116	(3,841)	4,587	4,681	3,529
Balance at the end of the period	$ 1,260,802	$ 1,220,315	$ 645,220	$ 613,561	$ 324,853	$ 316,025	$ 264,985	$ 264,985	$ 264,985	$ 25,744	$ 25,744	$ 25,744